Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Other Commitments [Line Items]
Schedule of Future Repurchase Contingencies
The following is a schedule by years of future repurchase contingencies under the leases as of the nine months ended September 30, 2023:

Fiscal Year	Amount
2023 (remaining)	$—
2024	5,479
2025	9,036
2026	33,965
2027	25,846
Thereafter	6,175

$80,501

The following is a schedule by years of future repurchase contingencies under the leases for the years ending December 31:

Fiscal Year	Amount
2023	$3,870
2024	10,489
2025	10,404
2026	41,682
2027	28,384
Thereafter	1,352

$96,181